UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     MANAGER
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     May 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $37,316 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER
     28-11255                      DOLPHIN HOLDINGS CORP
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109       1177    99151          DEFINED 2               99151
ALLIANCE DATA SYSTEMS CORP     COM              18581108       284     5970          DEFINED 2                5970
ANGELICA CORP                  COM              34663104      1086    60515          DEFINED 2               60515
BEA SYS INC                    CALL             73325902       575    30000     C    DEFINED 2               30000
BRISTOL MYERS SQUIBB CO        COM              110122108      507    23800          DEFINED 2               23800
CABLEVISION SYS CORP           CL A             12686C109     2748   128250          DEFINED 2              128250
CIRCUIT CITY STORES INC        COM              172737108      418   105000          DEFINED 2              105000
CORNELL COMPANIES INC          COM              219141108     3049   135741          DEFINED 2              135741
DILLARDS INC                   CL A             254067101      645    37500          DEFINED 2               37500
ENERGY EAST CORP               COM              29266M109     2182    90449          DEFINED 2               90449
ENERGY PARTNERS LTD            COM              29270U105      544    57458          DEFINED 2               57458
GEMSTAR-TV GUIDE INTL INC      COM              36866W106      705   150000          DEFINED 2              150000
GENESCO INC                    COM              371532102      878    37995          DEFINED 2               37995
HUNTSMAN CORP                  COM              447011107     1912    81180          DEFINED 2               81180
HYPERCOM CORP                  COM              44913M105      121    27900          DEFINED 2               27900
I-MANY INC                     COM              44973Q103      271   112845          DEFINED 2              112845
INFOUSA INC                    COM              456818301     5084   832104          DEFINED 2              832104
JOHNSON OUTDOORS INC           CL A             479167108     2635   154200          DEFINED 2              154200
LANDRYS RESTAURANTS INC        COM              51508L103     1146    70400          DEFINED 2               70400
LEAR CORP                      COM              521865105     1884    72714          DEFINED 2               72714
MYERS INDS INC                 COM              628464109      688    52366          DEFINED 2               52366
NAVTEQ CORP                    COM              63936L100     2040    30000          DEFINED 2               30000
NAVTEQ CORP                    CALL             63936L900     1020    15000     C    DEFINED 2               15000
SLM CORP                       COM              78442P106     1012    65900          DEFINED 2               65900
SUN-TIMES MEDIA GROUP INC      COM              86688Q100      274   380000          DEFINED 2              380000
TRONOX INC                     CL A             897051108       70    17500          DEFINED 2               17500
TRONOX INC                     COM CL B         897051207      572   146737          DEFINED 2              146737
UNITED RENTALS INC             COM              911363109     1130    60000          DEFINED 2               60000
WCI CMNTYS INC                 COM              92923C104      923   275500          DEFINED 2              275500
YAHOO INC                      COM              984332106     1736    60000          DEFINED 2               60000